Loss Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2020 NZD ($) shares	Jan. 31, 2020 $ / shares	Jan. 31, 2019 NZD ($) shares		Jan. 31, 2019 $ / shares	Jan. 31, 2018 NZD ($)
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
From continuing operations attributable to the ordinary equity holders of the Group		$ (34.74)			$ (200.77)
Total basic and diluted loss per share attributable to the ordinary equity holders of the Group		$ (34.74)			$ (200.77)
Loss attributable to the ordinary equity holders of the Group used in calculating basic earnings per share | $	$ (52,174)		$ (49,227)			$ (37,445)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share | shares	1,563,056		243,790	[1]

[1]	On 20 December 2019 the company executed a 1-100 reverse share split reducing the number of shares. The reverse split has also been reflected in the prior year number of shares.